Basis of Preparation	12 Months Ended
Dec. 31, 2025
Basis Of Preparation Of Financial Statements [Abstract]
Basis of Preparation
2. Basis of Preparation
2.1 Application of International Financial Reporting Standards as issued by the International Accounting Standards Board.
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). IFRS are the standards and related interpretations issued by the International Accounting Standards Board (“IASB”).
The preparation of the consolidated financial statements requires the use of certain critical accounting estimates. Management also needs to exercise judgment in applying the Group’s accounting policies. The areas that require a more complex and higher level of judgment or areas that require significant assumptions and estimations are disclosed in Note 2.4.
2.1.1 The Group has applied the following new and amended standards for the first time for its annual reporting period commencing January 1, 2025.

•
Amendment of International Accounting Standard (“IAS”) No. 21 “The Effects of Changes in Foreign Exchange Rates” and IFRS No.01 “First-time Adoption of International Financial Reporting Standards”—Lack of exchangeability

The amendments require the Group to determine a spot exchange rate when exchangeability is lacking, and to disclose information on the nature and financial effects of the currency not being exchangeable into the other currency, the spot exchange rate(s) used, the estimation process, and the risks to which the Group is exposed. These amendments do not have a material impact on the financial statements.

2.1.2 The following new and amended standards have been published that are not mandatory for December 31, 2025 reporting period and have not been adopted by the Group.

•	Amendment of IFRS No.09 “Financial Instruments” and No.07 “Financial Instruments: Disclosures”
IFRS No.09
Financial Instruments
and IFRS No.07
Financial Instruments: Disclosures
have been amended to respond to recent questions arising in practice, and to include new requirements. The amendments should be applied for annual periods beginning on or after January 1, 2026, and earlier application is permitted. The amendments do not have a significant impact on the financial statements.
These amendments:

•	clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

•	clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;

•
add new disclosures of impact on the entity and the extent to which the entity is exposed for each type of financial instruments if the timing or amount of contractual cash flow changes due to amendment of contract term; and

•	update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

•	IFRS Accounting Standards Annual Improvements Volume 11
IFRS Accounting Standards Annual Improvements Volume 11 will be effective for annual reporting periods beginning on or after January 1, 2026. These amendments do not have a significant impact on the financial statements.

•	IFRS No.01 “First-time adoption of International Financial Reporting Standards”: Hedge accounting by a first-time adopter

•	IFRS No.07 “Financial Instruments: Disclosures”: Gain or loss on derecognition, Application guidance

•	IFRS No.09 “Financial Instruments”: Derecognition of lease liabilities, Definition of transaction price

•	IFRS No.10 “Consolidated Financial Statements”: Determination of a ‘de facto agent’

•	IAS No.07 “Statement of Cash Flows”: Cost method

•	IFRS No.18 Presentation and Disclosures in Financial Statements
IFRS No.18 “Presentation and Disclosure in Financial Statements” replaces IFRS No.01 “Presentation of Financial Statements.” IFRS No.18 introduces new presentation requirements, particularly with respect to the definition of operating profit or loss, which are expected to enhance comparability of financial performance among similar entities. In addition, the disclosure requirements for management-defined performance measures are intended to improve transparency. The Standard is effective for annual reporting periods beginning on or after January 1, 2027, with early adoption permitted. In accordance with the retrospective application requirements of the Standard, the Group will restate the comparative information for the year ending December 31, 2026 in accordance with IFRS No.18.
The Group has not yet adopted IFRS No.18 and is currently assessing the impact that the application of the Standard will have on its financial statements. The Group has prepared a transition plan and is on track to report their first IFRS
No.18-compliant
interim financial statements for the period ending March 31, 2027 and annual financial statements for the period ending December 31, 2027.

2.1.3 Retrospective application of changes in accounting policies for Insurance Contracts
In 2024, the Group changed its accounting policies, including those related to the recognition of insurance finance income or expenses, such as the change from the projected crediting rate approach to the effective yield approach under IFRS No. 17. These changes were made and accounted for in accordance with IAS No. 08, “Accounting Policies, Changes in Accounting Estimates, and Errors”. The Group determined that these changes in accounting policies provide reliable and relevant information to users of financial statements.
The effects of applying the changes in accounting policies on the comprehensive income statement for the year ended December 31, 2023 are as follows:
2.1.3.1 The consolidated statement of comprehensive income for the year ended December 31, 2023

(In millions of Korean won)	Before the effects of change in accounting policy		After the effects of change in accounting policy		Net increase (decrease)
Net Interest income	￦	12,141,717	￦	12,180,860	￦	39,143
Insurance finance interest income		23,954		20,899		(3,055)
Insurance finance interest expense		(1,576,656)		(1,534,458)		42,198
Net insurance income		1,422,952		1,446,852		23,900
Insurance income		10,978,808		11,005,471		26,663
Insurance income		10,295,693		10,322,356		26,663
Insurance expense		(9,555,856)		(9,558,619)		(2,763)
Insurance service expense		(8,718,748)		(8,720,568)		(1,820)
Reinsurance expense		(837,108)		(838,051)		(943)
Other insurance finance expenses		(459,135)		(572,476)		(113,341)
Net operating income		6,435,319		6,385,021		(50,298)
Net non-operating expenses		(264,870)		(264,870)		-
Profit before income tax expense		6,170,449		6,120,151		(50,298)
Income tax expense		(1,607,018)		(1,593,817)		13,201
Profit for the period		4,563,431		4,526,334		(37,097)
Other comprehensive income (loss), net of tax		1,066,624		1,171,144		104,520
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)		(2,222,024)		(2,117,504)		104,520
Total comprehensive income	￦	5,630,055	￦	5,697,478	￦	67,423
2.2 Measurement Basis
The consolidated financial statements have been prepared based on the historical cost accounting model unless otherwise specified.
2.3 Functional and Presentation Currency
Items included in the financial statements of each entity of the Group are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The consolidated financial statements are presented in Korean won, which is the Parent Company’s functional and presentation currency.
2.4 Critical Accounting Estimates
The Group applies accounting policies and uses judgments, accounting estimates, and assumptions that may have a significant impact on the assets (liabilities) and incomes (expenses) in preparing the consolidated financial statements. Management’s estimates of outcomes may differ from actual outcomes if management’s estimates and assumptions based on management’s best judgment are different from the actual environment.

Estimates and underlying assumptions are continually evaluated, and changes in accounting estimates are recognized in the period in which the estimates are changed and in any future periods affected.
Uncertainties in estimates and assumptions with significant risks that may result in material adjustments to the consolidated financial statements are as follows:
2.4.1 Income taxes
As the income taxes on the Group’s taxable income is calculated by applying the tax laws of various countries and the decisions of tax authorities, there is uncertainty in calculating the final tax effect.
If a certain portion of the taxable income is not used for investments, wages, etc. in accordance with the Korean regulation called ‘Special Taxation for Facilitation of Investment and Mutually-beneficial Cooperation’, the Group is liable to pay additional income tax calculated based on the tax laws. Therefore, the effect of recirculation of corporate income should be reflected in current and deferred income tax. As the Group’s income tax is dependent on the actual investments, wages, etc. per each year, there are uncertainties in measuring the final tax effects during the period when the tax law is applied.
2.4.2 Fair value of financial instruments
The fair value of financial instruments where no active market exists or where quoted prices are not otherwise available is determined by using valuation techniques. Financial instruments, which are not actively traded in the market and those with less transparent market prices, will have less objective fair values and require broad judgment on liquidity, concentration, uncertainty in market factors, assumptions in fair value determination, and other risks.
As described in the material accounting policies in Note 3.3 Recognition and Measurement of Financial Instruments, diverse valuation techniques are used to determine the fair value of financial instruments, from generally accepted market valuation models to internally developed valuation models that incorporate various types of assumptions and variables.
2.4.3 Allowances and provisions for credit losses
The Group recognizes and measures allowances for credit losses of debt instruments measured at amortized cost, debt instruments measured at fair value through other comprehensive income, and lease receivables. Also, the Group recognizes and measures provisions for credit losses of acceptances and guarantees, and unused loan commitments. Accuracy of allowances and provisions for credit losses is dependent upon estimation of expected cash flows of the borrower subject to individual assessment of impairment, and upon assumptions and variables of model used in collective assessment of impairment and estimation of provisions for credit losses of acceptances and guarantees, and unused loan commitments.
2.4.4 Impairment of goodwill
The recoverable amounts of cash-generating units are determined based on value-in-use
calculations to test whether impairment of goodwill has occurred.
2.4.5 The judgment and estimation uncertainty in measurement of insurance contracts
2.4.5.1 Methods used to measure the future cash flows and estimation process of input variable
The estimated future cash flows are measured as the probability-weighted average of all possible outcomes, utilizing all reasonable and relevant information available without excessive cost or effort. Market and non-market
variables are considered in measuring the cash flows within the boundary of the insurance contract.

While deterministic scenarios (representing a range of probabilities) are typically used for calculating the probability-weighted average, probabilistic scenarios are employed when cash flows are influenced by complex underlying factors and nonlinear responses to economic conditions. The cash flows within the boundary of an insurance contract portfolio include both directly attributable cash flows and cash flows allocated from a higher level than the insurance contract portfolio. These cash flows are systematically and reasonably allocated, ensuring consistent methods are applied for similar types of cash flows.
The key assumptions used in estimating the future cash flows of the Group are as follows:

•
Loss ratio: The loss ratio refers to the ratio of insurance claims paid to policyholders to the premiums received by the insurance company for providing risk coverage services to policyholders. The loss ratio, which is an estimation of future premiums and claims payable, is estimated based on objective and reliable data, using the best available methods to suit the intended application. Objective and reliable data refers to the most recent measured results made using the Group’s experience statistics, insurance industry statistics, or national statistics, and others. It also means the best method that reasonably distinguishes characteristics such as the policyholder’s gender, contract type, risk characteristics by distribution channel, and others.

•
Expense ratio: Expense ratio refers to the costs incurred by insurance companies for the sale and management of insurance contracts. Expense ratio is calculated primarily considering the ongoing costs incurred by the insurance company, taking into account the going concern, and includes the allocation of both fixed and variable indirect expenses directly related to insurance contracts. Expense ratio also considers costs such as contract acquisition expense (regardless of whether premiums are paid or not), contract maintenance expense, and claims expense, distributed in order to manage cost by product and distribution channel.

•
Lapse ratio: The lapse ratio is an estimate of future cancelations or lapses of insurance contracts among current customers of the insurance company. It is calculated for the purpose of predicting the level of future current premium payments and cancelation refunds. The statistics used for estimation primarily rely on experience statistics of the Group, and lapse ratio is calculated based on characteristics such as product type, distribution channel, payment method, and others, which can significantly affect lapse ratio.

2.4.5.2 Estimation of Discretionary Cash Flows
Some contracts issued by the Group grant discretion to the Group regarding cash flows to be paid to policyholders. Changes in discretionary cash flows are considered related to future services, and adjust the contractual service margin. The Group identifies changes in discretionary cash flow by identifying assured cash flows at the initial recognition date of the contract. However, if it is not possible to distinguish between the portion considered assured and the portion considered discretionary, the profit within the estimated fulfillment cash flows is considered assured, and is updated to reflect current assumptions related to financial risk.
2.4.5.3 Estimation of Risk Adjustment for
Non-Financial
Risk
Risk adjustment for
non-financial
risk is to adjust the present value estimates of future cash flows to reflect the compensation required by the Group for bearing the uncertainty about the amount and timing of cash flows arising from non-financial
risk. This adjustment reflects the uncertainty of cash flows arising from all non-financial
risks related to the insurance contracts and is estimated separately from all of the other estimates. The Group uses the confidence lever technique and the cost of capital methods for determining the risk adjustment for non-financial
risk. Changes in risk adjustment for
non-financial
risk are disclosed separately for insurance service results and insurance finance income. The Group calculates this adjustment considering the diversification effect at the consolidated level and then allocated to individual contract units.

2.4.5.4 Estimation of Discount Rate
The discount rate should only include relevant factors such as the time value of money, characteristics of cash flows from insurance contracts, and liquidity characteristics, and should be calculated using observable input variables to the maximum extent possible. The discount rate should also reflect all reasonable and supportable information on internal and external non-market
variables available without undue cost or effort. The Group estimates the discount rate using a bottom-up
approach.
In the
bottom-up
approach, the discount rate is calculated using an unleveraged yield curve adjusted to reflect the characteristics of cash flows and liquidity of insurance contracts. To reflect the liquidity characteristics of insurance contracts, the risk-free yield curve is adjusted for illiquidity premium.
2.4.5.5 Estimation of Investment Component
The investment component is the amount that the Group must repay to policyholders under insurance contracts in all circumstances, regardless of the occurrence of insurance events. The Group classifies cash outflows such as maturity refunds, cancelation refunds, annuity payments, and cash flows related to insurance policy loans as investment components.
2.4.5.6 Estimation of Coverage Units
The quantity of insurance contract services provided is calculated based on the expected coverage period and maximum coverage amount (insurance amount), and for investment (related) services it is calculated based on the premium reserve (net of insurance policy loans). If insurance contracts within the group provide multiple services, weights are applied based on the total premium of each service. The quantity of services for each period and expected coverage period are calculated based on the expected persistency ratio applied in estimating the fulfillment cash flows, applied the present value effect.